Revenue Recognition - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from Related Parties	$ 20,300	$ 2,100	$ 53,400	$ 11,800	$ 65,300
Deferred revenue	28,233		25,139	$ 5,956
Deferred Revenue, Revenue Recognized	$ 4,000	$ 600	$ 3,300